Segmental Analyses (revised) - Disclosure of Geographical Information of External Revenue (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue	[1]	£ 27,283	£ 27,655	£ 25,684
Intangible assets		95,562	129,075	115,625
Property, plant and equipment		4,583	4,867
Investments in associates and joint ventures		1,970	2,020
United Kingdom
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		255	228	209
Intangible assets		447	529
Property, plant and equipment		362	215
Investments in associates and joint ventures		0	0
All foreign countries
Disclosure Of Geographical Information Of External Revenue Non Current Assets [Line Items]
Revenue		27,028	27,427	£ 25,475
Intangible assets		95,115	128,546
Property, plant and equipment		4,221	4,652
Investments in associates and joint ventures		£ 1,970	£ 2,020

[1]	Revenue is net of duty, excise and other taxes of £36,917 million, £38,527 million and £38,595 million for the years ended 31 December 2023, 2022 and 2021, respectively.